OPERATING LEASES	12 Months Ended
Dec. 31, 2023
OPERATING LEASES
OPERATING LEASES

11.   OPERATING LEASES

The Group entered into various operating lease agreements for offices space. The remaining lease terms range from 1.33 to 2.73 years. The Group’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The following table presents the operating lease related assets and liabilities recorded on the Group’s consolidated balance sheets.

	As of	As of
	December 31,	December 31,
	2022	2023
	US$	US$

Right-of-use assets	4,135	4,273

Operating lease liabilities - current	1,367	1,681
Operating lease liabilities - non-current	2,837	2,538
Total operating lease liabilities	4,204	4,219

For the year ended December 31, 2021, the Group had operating lease costs from continuing operations of US$1,223 and recorded short-term lease costs of US$270. For the year ended December 31, 2022, the Group had operating lease costs from continuing operations of US$1,611 and recorded short-term lease costs of US$976. For the year ended December 31, 2023, the Group had operating lease costs from continuing operations of US$1,614 and recorded short-term lease costs of US$390. Cash paid for amounts included in the measurement of operating lease liabilities were US$735, US$1,725 and US$1,570 for the years ended December 31, 2021, 2022 and 2023, respectively. As of December 31, 2023, the weighted average remaining lease term was 2.57 years and the weighted average discount rate was 3.91%.

11.   OPERATING LEASES (continued)

The following table summarizes the maturity of operating lease liabilities as of December 31, 2023:

US$

2024	1,813
2025	1,542
2026	1,076
Total	4,431
Less: imputed interest	(212)
Present value of lease liabilities	4,219